Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
NOTE 6:-	PROPERTY, PLANT AND EQUIPMENT, NET

	December 31,
	2021	2020
Cost:

Computer and peripheral equipment	$8,092	$4,720
Office furniture and equipment	3,268	2,233
Machinery and equipment	28,474	*20,301
Leasehold improvements	16,061	8,627
Building and land	12,744	*12,315

	68,639	48,196

Accumulated depreciation	(23,593)	(18,941)

Property, plant and equipment, net	$45,046	$29,255

* Reclassified

Depreciation expenses for the years ended December 31, 2021, 2020 and 2019 were $5,252, $3,492, and $3,611, respectively.

During the years ended December 31, 2021, 2020 and 2019, the Company recorded a reduction of $600, $1,621 and $868, respectively to the cost and accumulated depreciation of fully depreciated equipment that is no longer used.